OTHER CURRENT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT RECEIVABLES
	December 31,
	2022	2021
	USD in thousands
Governmental institutes	225	240
Prepaid expenses	380	284
Other receivables	237	136
	842	660